UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-21547

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2009
DATE OF REPORTING PERIOD: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

Calamos Global Total Return Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (25.1%)
		Consumer Discretionary (7.7%)
2,052,000		DIRECTV Financing Company, Inc.~ 8.375%, 03/15/13	$2,105,865
996,000		Expedia, Inc.~ 7.460%, 08/15/18	996,000
1,868,000		Goodyear Tire & Rubber Companyµ 7.860%, 08/15/11	1,868,000
1,992,000		Royal Caribbean Cruises, Ltd.µ 7.250%, 06/15/16	1,653,360
1,992,000		Service Corp. International~ 7.500%, 04/01/27	1,618,500

			8,241,725

		Consumer Staples (3.2%)
1,494,000		Del Monte Foods Companyµ 8.625%, 12/15/12	1,531,350
1,992,000		Pilgrim’s Pride Corp.** 7.625%, 05/01/15	1,847,580

			3,378,930

		Energy (1.4%)
618,000		Frontier Oil Corp. 8.500%, 09/15/16	634,995
747,000		Petróleo Brasileiro, SAµ 8.375%, 12/10/18	863,719

			1,498,714

		Financials (0.8%)
916,000		Leucadia National Corp.µ 8.125%, 09/15/15	886,230

		Health Care (1.8%)
1,793,000		HCA, Inc.~ 9.250%, 11/15/16	1,873,685

		Industrials (1.8%)
1,793,000		H&E Equipment Service, Inc.µ 8.375%, 07/15/16	1,515,085
408,000		SPX Corp.~ 7.625%, 12/15/14	408,000

			1,923,085

		Information Technology (2.6%)
2,690,000		SunGard Data Systems, Inc.~ 9.125%, 08/15/13	2,757,250

		Materials (2.9%)
847,000		Anglo American, PLC* 9.375%, 04/08/14	949,549
1,992,000		Mosaic Company*~ 7.625%, 12/01/16	2,123,522

			3,073,071

		Telecommunication Services (2.2%)
1,693,000		Frontier Communications Corp.~ 9.000%, 08/15/31	1,566,025
747,000		Windstream Corp. 8.625%, 08/01/16	761,940

			2,327,965

		Utilities (0.7%)
996,000		Energy Future Holdings Corp. 10.250%, 11/01/15	786,840

		TOTAL CORPORATE BONDS (Cost $27,440,880)	26,747,495

CONVERTIBLE BONDS (26.1%)
		Consumer Discretionary (1.3%)
800,000	EUR	Adidas, AG 2.500%, 10/08/18	1,429,715

		Energy (7.0%)
1,200,000		Acergy, SA 2.250%, 10/11/13	1,020,408
1,100,000		Cameron International Corp. 2.500%, 06/15/26	1,300,750
		Chesapeake Energy Corp.
1,380,000		2.500%, 05/15/37	1,060,875
410,000		2.500%, 05/15/37	315,187
10,000,000	HKD	China Petroleum & Chemical Corp. 0.000%, 04/24/14	1,411,283
800,000		Petroplus Holdings, AG 3.375%, 03/26/13	715,249
1,800,000		Transocean, Inc. - Class Cµ 1.500%, 12/15/37	1,653,750

			7,477,502

		Financials (0.8%)
700,000		Leucadia National Corp.~ 3.750%, 04/15/14	865,375

		Health Care (2.2%)
1,400,000		China Medical Technologies, Inc. 4.000%, 08/15/13	911,750
1,200,000		Teva Pharmaceutical Industries, Ltd.µ 0.250%, 02/01/26	1,411,500

			2,323,250

		Industrials (2.0%)
685,000		Quanta Services, Inc. 3.750%, 04/30/26	800,594
600,000	EUR	SGL Carbon, AG 0.750%, 05/16/13	743,026
700,000		Suntech Power Holdings Company, Ltd. 3.000%, 03/15/13	564,375

			2,107,995

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Information Technology (4.7%)
4,200,000	EUR	Cap Gemini, SAµ 1.000%, 01/01/12	$2,633,953
2,700,000		Intel Corp.µ 2.950%, 12/15/35	2,369,250

			5,003,203

		Materials (6.6%)
1,000,000		Anglo American, PLC 4.000%, 05/07/14	1,413,000
1,300,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	1,387,750
		Newmont Mining Corp.µ
1,350,000		1.625%, 07/15/17	1,490,063
1,100,000		3.000%, 02/15/12	1,277,375
1,200,000		Xstrata, PLC 4.000%, 08/14/17	1,413,000

			6,981,188

		Telecommunication Services (1.5%)
1,700,000		NII Holdings, Inc.µ 2.750%, 08/15/25	1,634,125

		TOTAL CONVERTIBLE BONDS (Cost $29,027,428)	27,822,353

SYNTHETIC CONVERTIBLE SECURITIES (0.1%)
Corporate Bonds (0.1%)
		Consumer Discretionary (0.1%)
8,000		DIRECTV Financing Company, Inc.~ 8.375%, 03/15/13	8,210
4,000		Expedia, Inc.~ 7.460%, 08/15/18	4,000
7,000		Goodyear Tire & Rubber Companyµ 7.860%, 08/15/11	7,000
8,000		Royal Caribbean Cruises, Ltd.µ 7.250%, 06/15/16	6,640
8,000		Service Corp. International~ 7.500%, 04/01/27	6,500

			32,350

		Consumer Staples (0.0%)
6,000		Del Monte Foods Companyµ 8.625%, 12/15/12	6,150
8,000		Pilgrim’s Pride Corp.** 7.625%, 05/01/15	7,420

			13,570

		Energy (0.0%)
2,000		Frontier Oil Corp. 8.500%, 09/15/16	2,055
3,000		Petróleo Brasileiro, SAµ 8.375%, 12/10/18	3,469

			5,524

		Financials (0.0%)
4,000		Leucadia National Corp.µ 8.125%, 09/15/15	3,870

		Health Care (0.0%)
7,000		HCA, Inc.~ 9.250%, 11/15/16	7,315

		Industrials (0.0%)
7,000		H&E Equipment Service, Inc.µ 8.375%, 07/15/16	5,915
2,000		SPX Corp.~ 7.625%, 12/15/14	2,000

			7,915

		Information Technology (0.0%)
10,000		SunGard Data Systems, Inc.~ 9.125%, 08/15/13	10,250

		Materials (0.0%)
3,000		Anglo American, PLC* 9.375%, 04/08/14	3,363
8,000		Mosaic Company*~ 7.625%, 12/01/16	8,528

			11,891

		Telecommunication Services (0.0%)
7,000		Frontier Communications Corp.~ 9.000%, 08/15/31	6,475
3,000		Windstream Corp. 8.625%, 08/01/16	3,060

			9,535

		Utilities (0.0%)
4,000		Energy Future Holdings Corp. 10.250%, 11/01/15	3,160

		TOTAL CORPORATE BONDS	105,380

NUMBER OF
CONTRACTS			VALUE

Purchased Options (0.0%)#
		Consumer Discretionary (0.0%)
250		Grupo Televisa, SA Call, 01/16/10, Strike $25.00	5,625

		Consumer Staples (0.0%)
180		Sysco Corp. Call, 01/16/10, Strike $30.00	1,800

		Industrials (0.0%)
130	CHF	ABB, Ltd. Call, 06/18/10, Strike $24.00	10,766

		TOTAL PURCHASED OPTIONS	18,191

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $423,015)	123,571

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (7.2%)
		Consumer Staples (1.9%)
22,000		Archer Daniels Midland Companyµ 6.250%	$867,900
		Bunge, Ltd.
7,800		4.875%	717,600
675		5.125%	461,531

			2,047,031

		Financials (2.3%)
17,000		American International Group, Inc.µ 8.500%	136,000
2,700		Bank of America Corp.µ 7.250%	2,268,000

			2,404,000

		Health Care (1.0%)
4,500		Schering-Plough Corp.~ 6.000%	1,049,580

		Materials (2.0%)
115	CHF	Givaudan, SA 5.375%	717,641
34,000		Vale Capital, Ltd. (Companhia Vale do Rio Doce)Δ 5.500%	1,405,560

			2,123,201

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,796,872)	7,623,812

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES (2.5%)*
		Energy (1.8%)
17,487		Barclays Capital, Inc. (Noble Corp.) 12.000% 01/29/10	633,379
15,800		BNP Paribas (ENSCO International, Inc.) 12.000% 01/29/10	619,992
22,000		Goldman Sachs Group, Inc. (Cameron International Corp.) 12.000% 02/16/10	682,880

			1,936,251

		Health Care (0.7%)
20,000		Deutsche Bank, AG (Medtronic, Inc.) 11.000% 05/27/10	695,000

		TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $2,608,619)	2,631,251

NUMBER OF
SHARES			VALUE

COMMON STOCKS (66.9%)
		Consumer Discretionary (4.0%)
55,000	JPY	Panasonic Corp.	$869,352
90,000	CHF	Swatch Group, AGµ	3,344,835

			4,214,187

		Consumer Staples (4.4%)
33,000		Coca-Cola Companyµ	1,644,720
50,000	GBP	Diageo, PLCµ	779,436
55,000	CHF	Nestlé, SAµ	2,260,195

			4,684,351

		Energy (12.3%)
100,000	NOK	Acergy, SA	1,068,582
90,000	GBP	AMEC, PLC	1,059,831
285,000	GBP	BP, PLC	2,363,416
21,000		Cameron International Corp.#	655,830
17,000		Chevron Corp.µ	1,180,990
750,000	HKD	China Petroleum & Chemical Corp.	668,621
70,000		Halliburton Company	1,546,300
73,000	CAD	Suncor Energy, Inc.	2,360,938
40,000	EUR	TOTAL, SA	2,218,427

			13,122,935

		Financials (11.8%)
80,000	AUD	ASX, Ltd.µ	2,511,132
50,000	EUR	Banco Santander, SA#µ	724,052
784,614		Citigroup, Inc.µ	2,487,226
52,000		JPMorgan Chase & Company	2,009,800
70,300	GBP	Schroders, PLC	1,144,980
350,000	SGD	Singapore Exchange, Ltd.µ	2,116,611
65,000	GBP	Standard Chartered, PLC	1,543,149

			12,536,950

		Health Care (7.8%)
29,000		Alcon, Inc.µ	3,700,400
39,000		Johnson & Johnsonµ	2,374,710
23,000	DKK	Novo Nordisk, A/S - Class Bµ	1,345,844
6,000	CHF	Roche Holding, AGµ	945,881

			8,366,835

		Industrials (2.6%)
41,000	CHF	ABB, Ltd.#µ	749,411
52,000		General Electric Companyµ	696,800
16,000	EUR	Siemens, AGµ	1,275,076

			2,721,287

		Information Technology (21.9%)
117,000	GBP	Autonomy Corp., PLC#µ	2,297,531
37,000	JPY	Canon, Inc.µ	1,371,431
130,000		Dell, Inc.#µ	1,739,400
74,000		Infosys Technologies, Ltd.µ	3,184,220

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

92,000	TWD	MediaTek, Inc.	$1,321,899
34,000		Microsoft Corp.µ	799,680
15,000	JPY	Nintendo Company, Ltd.µ	4,030,110
175,000	EUR	Nokia, OYJµ	2,353,134
100,000	BRL	Redecard, SA	1,487,337
65,000	EUR	SAP, AGµ	3,061,315
240,000	HKD	VTech Holdings, Ltd.µ	1,709,465

			23,355,522

		Materials (0.6%)
3,000	CHF	Syngenta, AG	690,384

		Telecommunication Services (1.5%)
38,000		América Móvil, SAB de CVµ	1,634,380

		TOTAL COMMON STOCKS (Cost $76,782,185)	71,326,831

NUMBER OF
CONTRACTS			VALUE

PURCHASED OPTION (0.0%)#
		Financials (0.0%)
1,750		SPDR Trust Put, 09/19/09, Strike $80.00 (Cost $563,523)	50,750

NUMBER OF
SHARES			VALUE

SHORT-TERM INVESTMENT (3.8%)
4,102,235		Fidelity Prime Money Market Fund - Institutional Class (Cost $4,102,235)	4,102,235

TOTAL INVESTMENTS (131.7%) (Cost $148,744,757)			140,428,298

LIABILITIES, LESS OTHER ASSETS (-31.7%)			(33,837,856)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)			$106,590,442

NUMBER OF
CONTRACTS			VALUE

WRITTEN OPTIONS (-3.3%)#
		Financials (-3.3%)
		iShares MSCI EAFE Index Fund
1,800		Call, 09/19/09, Strike $48.00	(612,000)
1,300		Call, 09/19/09, Strike $46.00	(650,000)
900		Call, 12/19/09, Strike $48.00	(427,500)
500		Call, 12/19/09, Strike $50.00	(175,000)
		SPDR Trust Series 1
650		Call, 12/19/09, Strike $49.00	(266,500)
600		Call, 12/19/09, Strike $97.00	(409,500)
500		Call, 09/19/09, Strike $90.00	(480,000)
500		Call, 09/19/09, Strike $89.00	(523,750)

		TOTAL WRITTEN OPTIONS (Premium $1,828,412)	(3,544,250)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total value of $15,417,080.
µ	Security, or portion of security, is held in a segregated account as collateral for loans aggregating a total value of $71,898,268.
**	On December 1, 2008, Pilgrim’s Pride Corp. filed for bankruptcy protection.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2009, the value of 144A securities that could not be exchanged to the registered form is $3,584,163 or 3.4% of net assets.
Δ	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date on the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

INTEREST RATE SWAPS

	Fixed Rate	Floating Rate	Termination	Notional
Counterparty	(Fund Pays)	(Fund Receives)	Date	Amount	Unrealized

BNP Paribas SA	2.020% quarterly	3 month LIBOR	3/9/2012	$8,000,000	$(51,145)

BNP Paribas SA	2.535% quarterly	3 month LIBOR	3/9/2014	12,000,000	79,419

					$28,274

Global Total Return Fund

CURRENCY EXPOSURE JULY 31, 2009 (UNAUDITED)
	Value	% of Total Investments

US Dollar	$82,265,289	60.1%

European Monetary Unit	14,438,698	10.5%

British Pound Sterling	9,188,343	6.7%

Swiss Franc	8,719,113	6.4%

Japanese Yen	6,270,893	4.6%

Hong Kong Dollar	3,789,369	2.8%

Australian Dollar	2,511,132	1.8%

Canadian Dollar	2,360,938	1.7%

Singapore Dollar	2,116,611	1.5%

Brazilian Real	1,487,337	1.1%

Danish Krone	1,345,844	1.0%

New Taiwanese Dollar	1,321,899	1.0%

Norwegian Krone	1,068,582	0.8%

Total Investments Net of Written Options	$136,884,048	100.0%

Currency exposure may vary over time.

NOTE 1 –	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Global Total Return (the “Fund”) was organized as a Delaware statutory trust on March 30, 2004 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on October 27, 2005.

The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income.

Fund Valuation. The valuation of the Fund’s portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV.

When a most recent last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities are generally traded in the over-the-counter market and are valued by independent pricing services or by dealers who make markets in such securities. Valuations of fixed income securities consider yield or price of bonds of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2009.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward currency contracts at July 31, 2009.

NOTE 2 – INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2009. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows:

Cost basis of investments	$148,735,971

Gross unrealized appreciation	10,502,442
Gross unrealized depreciation	(18,810,115)

Net unrealized appreciation (depreciation)	$(8,307,673)

NOTE 3 – BORROWINGS

The Fund has entered into a Committed Facility Agreement (the Agreement) with BNP Paribas Prime Brokerage, Inc. (as successor to Bank of America N.A.) that allows the Fund to borrow up to an initial limit of $59,000,000. Borrowings under the Agreement are secured by assets of the Fund. Interest is charged at a quarterly LIBOR (London Inter-bank Offered Rate) plus .95% on the amount borrowed and .85% on the undrawn balance. The Fund also paid a one time Arrangement fee of .25% of the total borrowing limit. For the period ended July 31, 2009, the average borrowings under the Agreement and the average interest rate were $30,351,648 and 2.16% respectively. As of July 31, 2009, the amount of such outstanding borrowings is $30,000,000. The interest rate applicable to the borrowings on July 31, 2009 was 1.43%.

BNP Paribas Prime Brokerage, Inc (“BNP”) has the ability to reregister the collateral in its own name or in another name other than the Fund to pledge, re-pledge, sell, lend or otherwise transfer or use the collateral (“Hypothecated Securities”) with all attendant rights of ownership. The Fund can recall any Hypothecated Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the fund no later than three business days after such request. If the Fund recalls a Hypothecated Security in connection with a sales transaction and BNP fails to return the Hypothecated Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Hypothecated Securities or equivalent securities to the executing broker for the sales transaction and for any buy-in costs that the executing broker may impose with respect to the failure to deliver. In such instance, the

Fund shall also have the right to apply and set off an amount equal to one hundred percent (100%) of the then-current fair market value of such hypothecated securities against any amounts owed to BNP under the Committed Facility Agreement.

NOTE 4 – INTEREST RATE SWAPS

The Fund may engage in interest rate swaps primarily to manage duration and yield curve risk, or as alternatives to direct investments. An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. Three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate index to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another). In the case of a coupon swap, the Fund may agree with a counterparty that the Fund will pay a fixed rate (multiplied by a notional amount) while the counterparty will pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

NOTE 5 – SYNTHETIC CONVERTIBLE INSTRUMENTS

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 6 – STRUCTURED EQUITY-LINKED SECURITIES

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

NOTE 7 – VALUATIONS

Effective November 1, 2008, the Fund has adopted the provisions of the Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 holdings use inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange).

•	Level 2 holdings reflect inputs other than quoted prices, but use observable market data (including quoted prices of similar securities, interest rates, credit risk, etc.).

•	Level 3 holdings are valued using unobservable inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value).

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	Value of	Other
	Investment	Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices
Common Stocks	$27,502,730	$—
Convertible Preferred Stocks	5,727,040	—
Synthetic Convertible Securities (Purchased Options)	18,191	—
Purchased Options	50,750	—
Written Options	—	(3,544,250)
Short Term Investments	4,102,235	—
Level 2 – Other significant observable inputs
Common Stocks	43,824,101	—
Convertible Bonds	27,822,353	—
Corporate Bonds	26,747,495
Convertible Preferred Stocks	1,896,772	—
Synthetic Convertible Securities (Corporate Bonds)	105,380	—
Structured Equity-Linked Securities	2,631,251	—
Interest Rate Swaps	—	28,274
Level 3 – Significant unobservable inputs
Convertible Bonds	—	—

Total	$140,428,298	$(3,515,976)

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
     (a) Certification of Principal Executive Officer.
     (b) Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Total Return Fund
By:	/s/ John P. Calamos, Sr.

Name: John P. Calamos, Sr. Title: Principal Executive Officer
Date: September 24, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Total Return Fund
By:	/s/ John P. Calamos, Sr.

Name: John P. Calamos, Sr. Title: Principal Executive Officer
Date: September 24, 2009

By:	/s/ Nimish S. Bhatt

Name: Nimish S. Bhatt Title: Principal Financial Officer
Date: September 24, 2009